TAX - Movements of deferred tax liabilities net of deferred tax assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TAX [abstract]
Balance at beginning of period	¥ (22,206)	¥ (19,174)	¥ (1,948)
Credit to the profit or loss	(686)	(7,558)	(14,595)
Change in tax rates		3,376	(1,847)
Charge to other comprehensive income	(190)	7	(226)
Exchange differences	(1,152)	1,143	(558)
Balance at end of period	¥ (24,234)	¥ (22,206)	¥ (19,174)